Note 32 - Capital Base and Capital Management (Table)	12 Months Ended
Dec. 31, 2019
Capital Base And Capital Management
Eligible Capital Resources
Eligible capital resources (Millions of Euros)
	Notes	2019	2018	2017
Capital	26	3,267	3,267	3,267
Share premium	27	23,992	23,992	23,992
Retained earnings, revaluation reserves and other reserves	28	26,277	23,021	23,724
Other equity instruments, net		56	50	54
Treasury shares	29	(62)	(296)	(96)
Attributable to the parent company	6	3,512	5,400	3,514
Attributable dividend		(1,084)	(1,109)	(1,172)
Total equity		55,958	54,326	53,283
Accumulated other comprehensive income	30	(7,235)	(7,215)	(6,939)
Non-controlling interest	31	6,201	5,764	6,979
Shareholders' equity		54,925	52,874	53,323
Goodwill and other intangible assets		(6,803)	(8,199)	(6,627)
Direct and synthetic treasury shares		(422)	(135)	(182)
Deductions		(7,225)	(8,334)	(6,809)
Temporary CET 1 adjustments		-	-	(273)
Capital gains from the Available-for-sale debt instruments portfolio		-	-	(256)
Capital gains from the Available-for-sale equity portfolio		-	-	(17)
Differences from solvency and accounting level		(215)	(176)	(189)
Equity not eligible at solvency level		(215)	(176)	(462)
Other adjustments and deductions (1)		(3,832)	(4,049)	(3,711)
Common Equity Tier 1 (CET 1)		43,653	40,313	42,341
Additional Tier 1 before Regulatory Adjustments		6,048	5,634	6,296
Total Regulatory Adjustments of Additional Tier 1		-	-	(1,657)
Tier 1		49,701	45,947	46,980
Tier 2		8,304	8,756	8,798
Total Capital (Total Capital=Tier 1 + Tier 2)		58,005	54,703	55,778
Total Minimum equity required		46,540	41,576	40,370

Regulatory Capital
Amount of capital CC1 (Millions of Euros)

	2019	2018	2017
Capital and share premium	27,259	27,259	27,259
Retained earnings and equity instruments	26,960	23,773	23,791
Other accumulated income and other reserves	(7,157)	(7,143)	(6,863)
Minority interests	4,404	3,809	5,446
Net interim attributable profit	1,316	3,188	1,302
Ordinary Tier 1 (CET 1) before other reglamentary adjustments	52,783	50,887	50,935
Goodwill and intangible assets	(6,803)	(8,199)	(6,627)
Direct and indirect holdings in equity	(484)	(432)	(278)
Deferred tax assets	(1,420)	(1,260)	(755)
Other deductions and filters	(423)	(682)	(933)
Total common equity Tier 1 reglamentary adjustments	(9,130)	(10,573)	(8,594)
Common equity TIER 1 (CET1)	43,653	40,313	42,341
Equity instruments and share premium classified as liabilities	5,400	5,005	5,893
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	648	629	403
Additional Tier 1 (CET 1) before regulatory adjustments	6,048	5,634	6,296
Temporary CET 1 adjustments	-	-	(1,657)
Total regulatory adjustments of additional equity l Tier 1	-	-	(1,657)
Additional equity Tier 1 (AT1)	6,048	5,634	4,639
Tier 1 (Common equity TIER 1+ additional TIER 1)	49,701	45,947	46,980
Equity instruments and share premium accounted as Tier 2	3,064	3,768	1,759
Eligible equity instruments	4,690	4,409	6,438
Credit risk adjustments	550	579	601
Tier 2 before regulatory adjustments	8,304	8,756	8,798
Tier 2	8,304	8,756	8,798
Total capital (Total capital=Tier 1 + Tier 2)	58,005	54,703	55,778
Total RWA's	364,448	348,264	362,875
CET 1 (phased-in)	12.0%	11.6%	11.7%
Tier 1 (phased-in)	13.6%	13.2%	12.9%
Total capital (phased-in)	15.9%	15.7%	15.4%

Table of Leverage Ratio
Capital Base
	2019	2018	2017
Tier 1 (millions of euros) (a)	49,701	45,947	46,980
Exposure (millions of euros) (b)	731,087	705,299	709,758
Leverage ratio (a)/(b) (percentage)	6.80%	6.51%	6.62%